31. Related-party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Related-party transactions
31.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.

31.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2020		12.31.2019

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	118	47	224	47
Natural Gas Transportation Companies	99	542	150	717
State-controlled gas distributors (joint ventures)	306	78	338	104
Petrochemical companies (associates)	73	1	47	29
Other associates and joint ventures	34	73	35	203
Subtotal	630	741	794	1,100
Brazilian government – Parent and its controlled entities
Government bonds	1,061	-	1,580	-
Banks controlled by the Brazilian Government	7,090	3,468	8,584	4,904
Receivables from the Electricity sector	214	5	334	−
Petroleum and alcohol account - receivables from the Brazilian Government	226	-	304	-
Brazilian Federal Government - dividends	−	94	−	417
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	5	−	20
Others	13	39	45	43
Subtotal	8,604	3,611	10,847	5,384
Pension plans	111	32	60	110
Total	9,345	4,384	11,701	6,594
Current	2,221	1,180	2,849	1,904
Non-Current	7,124	3,204	8,852	4,690
Total	9,345	4,384	11,701	6,594

The income/expenses of significant transactions are set out in the following table:

	2020	2019	2020	2019

	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun

Joint ventures and associates
Petrobras Distribuidora (BR)	5,109	−	1,928	−
Natural Gas Transportation Companies	(972)	−	(451)	−
State-controlled gas distributors (joint ventures)	938	1,370	378	653
Petrochemical companies (associates)	1,424	1,520	445	787
Other associates and joint ventures	9	(307)	(84)	(159)
Subtotal	6,508	2,583	2,216	1,281
Brazilian government – Parent and its controlled entities
Government bonds	23	53	10	24
Banks controlled by the Brazilian Government	(315)	(414)	(223)	(362)
Receivables from the Electricity sector (note 5.4)	23	208	10	143
Petroleum and alcohol account - receivables from the Brazilian Government	3	2	1	−
Brazilian Federal Government - dividends	(3)	(9)	(1)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(45)	(70)	(5)	(42)
Others	(10)	(27)	(10)	(39)
Subtotal	(324)	(258)	(218)	(280)
Total	6,184	2,325	1,998	1,001
Revenues, mainly sales revenues	7,863	3,163	2,888	1,568
Purchases and services	(1,397)	(653)	(682)	(351)
Foreign exchange and inflation indexation charges, net	(252)	(214)	(193)	(102)
Finance income (expenses), net	(30)	30	(15)	(114)
Total	6,184	2,325	1,998	1,001

The liability related to pension plans of the company's employees and managed by the Petros Foundation is presented in note 14.1. Pension and health plans.

31.2.	Petroleum and alcohol account - receivables from the Brazilian Government

On March 11, 2020, the Brazilian Federal Government filed an Objection to the Judicial Sentence on this case. Thus, Petrobras was demanded to express its opinion on this matter.

After the Company's statement, the judge partially accepted the Brazilian Federal Government's appeal, only with regard to interest and inflation indexation charges of the principal amount, since June 30, 2004. The other allegations of the Brazilian Federal Government, such as compensation and prescription, were rejected.

On June 23, 2020, the judge approved the calculations presented by the Brazilian Federal Government at February 2020, which Petrobras agreed with. However, the Brazilian Federal Government presented a Motion for Clarification on this decision.

The inflation indexation based on IPCA-E, claimed by the Company, remains classified as a contingent asset (unrecognized), amounting to US$ 218 as of June 30, 2020.

As of June 30, 2020, the balance of receivables related to the Petroleum and Alcohol accounts is US$ 226 (US$ 304 as of December 31, 2019), recorded within non-current assets.

31.3.	Compensation of key management personnel

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		Jan-Jun/2020			Jan-Jun/2019
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	1.3	−	1.3	1.3	0.2	1.5
Social security and other employee-related taxes	0.4	-	0.4	0.6	-	0.6
Post-employment benefits (pension plan)	−	-	−	0.2	-	0.2
Variable compensation	−	-	−	0.9	-	0.9
Benefits due to termination of tenure	−	-	−	0.3	-	0.3
Total compensation recognized in the statement of income	1.7	−	1.7	3.3	0.2	3.5
Total compensation paid	1.7	-	1.7	4.0	-	4.0
Average number of members in the period (*)	9.00	9.17	18.17	7.00	9.50	16.50
Average number of paid members in the period (**)	9.00	4.00	13.00	7.00	6.00	13.00

(*) Monthly average number of members.
(**) Monthly average number of paid members.

For the six-month period ended June 30, 2020, charges related to compensation of the board members and executive officers of the Petrobras group amounted to US$ 6 (US$ 10 for the same period of 2019).

On September 30, 2019, the Company’s Extraordinary General Meeting approved a change in the overall compensation for executive officers and board members, given the creation of the Executive Office of Digital Transformation and Innovation, setting the total compensation threshold at US$ 6.6 (R$ 34.2 million) from April 2019 to March 2020.

The compensation of the Advisory Committees to the Board of Directors is apart from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Audit Committee or Audit Committee of the Petrobras Conglomerate are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 189 thousand for the first half of 2020 (US$ 227 thousand with tax and social security costs). For the same period of 2019, the total compensation concerning these members was US$ 195 thousand (US$ 234 thousand with tax and social security costs).